Fair Value Measurements (Assets and Liabilities Measured at Fair Value on Recurring Basis) (Detail) - Fair Value, Measurements, Recurring - JPY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Assets:
Cash and cash equivalents	¥ 506	¥ 70,500
Prepaid expenses and other current assets:
Derivatives	351	3,143
Total assets	18,327	89,098
Other current liabilities:
Derivatives	2,573	766
Total liabilities	2,573	766
Corporate Bonds
Short-term investments:
Available-for-sale		630
Fund Trusts and Others
Investments:
Available-for-sale	730	1,038
Equity Securities
Investments:
Available-for-sale	16,740	13,787
Fair Value, Inputs, Level 1
Prepaid expenses and other current assets:
Total assets	17,229	15,047
Fair Value, Inputs, Level 1 | Corporate Bonds
Short-term investments:
Available-for-sale		630
Fair Value, Inputs, Level 1 | Fund Trusts and Others
Investments:
Available-for-sale	489	630
Fair Value, Inputs, Level 1 | Equity Securities
Investments:
Available-for-sale	16,740	13,787
Fair Value, Inputs, Level 2
Assets:
Cash and cash equivalents	506	70,500
Prepaid expenses and other current assets:
Derivatives	351	3,143
Total assets	1,098	74,051
Other current liabilities:
Derivatives	2,573	766
Total liabilities	2,573	766
Fair Value, Inputs, Level 2 | Fund Trusts and Others
Investments:
Available-for-sale	¥ 241	¥ 408